CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 294,659	¥ 2,051,354	¥ 2,085,371	¥ 1,753,695
Cost of revenues	(168,611)	(1,173,834)	(918,549)	(592,946)
Gross profit	126,048	877,520	1,166,822	1,160,749
Selling and marketing expenses	(160,835)	(1,119,698)	(1,047,632)	(707,157)
General and administrative expenses	(103,896)	(723,306)	(546,568)	(354,832)
Research and development expenses(a)	(19,057)	(132,672)	(167,254)	(100,032)
Operating loss	(157,740)	(1,098,156)	(594,632)	(1,272)
Interest income	2,278	15,859	26,200	16,097
Other income (loss)	35	246	(33,583)	16,702
Foreign currency exchange (loss) gains	232	1,614	4,951	(6,284)
Income (loss) before income taxes	(155,195)	(1,080,437)	(597,064)	25,243
Income tax (expense) benefit	5,970	41,559	4,865	(25,390)
Net loss	(149,225)	(1,038,878)	(592,199)	(147)
Less: Net income attributable to non-controlling interests	(401)	(2,792)	(2,025)
Net loss attributable to Class A and Class B ordinary shareholders	$ (148,824)	¥ (1,036,086)	¥ (590,174)	¥ (147)
Basic loss per Class A and Class B ordinary share | (per share)	$ (2.79)	¥ (19.41)	¥ (10.74)	¥ 0.00
Diluted loss per Class A and Class B ordinary share | (per share)	$ (2.79)	¥ (19.41)	¥ (10.74)	¥ 0.00
Net loss	$ (149,225)	¥ (1,038,878)	¥ (592,199)	¥ (147)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil income taxes	131	914	11,100	(13,832)
Unrealized holding gains on available for sale securities, net of RMB2,818, nil and nil income taxes for year 2017, 2018 and 2019				11,496
Reclassification adjustment for gains on available for sale securities realized in net income, net of RMB2,818, nil and nil income taxes for year 2017, 2018 and 2019				(11,496)
Other-than-temporary impairment loss recognized in other comprehensive loss (before tax)				(5,000)
Comprehensive loss	(149,094)	(1,037,964)	(581,099)	(18,979)
Less: Comprehensive loss attributable to non-controlling interests	(401)	(2,792)	(2,025)
Comprehensive loss attributable to Class A and Class B ordinary shareholders	$ (148,693)	¥ (1,035,172)	¥ (579,074)	¥ (18,979)